Leases (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2022 ILS (₪)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪) ft² Vehicles	Dec. 31, 2021 USD ($) ft² Vehicles	Dec. 31, 2020 USD ($)	[1]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, area | ft²			3,000	3,000
Subsidiaries lease, monthly rent				$ 38
Subsidiaries lease, expiration date			Oct. 31, 2025	Oct. 31, 2025
Number of vehicles in operating lease arrangements | Vehicles			13	13
Period of vehicles operating lease arrangements			three years	three years
Re-classified to leasehold improvements					$ 144
Subsequent Events [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent		$ 40
Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing			1.00%	1.00%
Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing			6.70%	6.70%
NIS [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent | ₪			₪ 119
NIS [member] | Subsequent Events [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent | ₪	₪ 125

[1]	As of the year ended December 31,2020 the cash flow for leases includes $144 which were capitalized to Leasehold improvements.